15008027

Nasdaq

William Slattery
Vice President
Listing Qualifications

Received SEC

AUG 26 2015

Washington, DC 20549

CERT NAS

File No. 001-34809

By Electronic Mail

August 26, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on August 12, 2015 The Nasdaq Stock Market (the "Exchange") received from Global Indemnity plc (the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following security:

7.75% Subordinated Notes due 2045

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery